Derivative Instruments Accounted for at Fair Value - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Derivatives, Fair Value [Line Items]
Asset (liability)	$ 2,455	$ (847)
Interest Rate Swap | Level 2
Derivatives, Fair Value [Line Items]
Interest rate swap agreements Assets	2,455	1,372
Interest rate swap agreements Liability	$ 0	$ (2,219)